Note 4 - Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash consideration, net of cash acquired	$ 51,994	$ 163,221
Goodwill	40,006	136,594
Goodwill	886,086	843,362	$ 703,738
Acquisitions 2022 [Member]
Accounts receivable	11,478
Other current assets	11,764
Non-current assets	7,848
Accounts payable	(3,877)
Accrued liabilities	(3,305)
Other current liabilities	(7,114)
Non-current liabilities	(3,804)
Deferred tax liabilities	(2,008)
Redeemable non-controlling interest	(18,262)
Business acquisition total	(7,280)
Cash consideration, net of cash acquired	51,994
Acquisition date fair value of contingent consideration	8,933
Total purchase consideration	60,927
Acquired intangible assets	28,201
Goodwill	$ 40,006
Acquisitions 2021 [Member]
Accounts receivable		45,619
Other current assets		5,988
Non-current assets		11,260
Accounts payable		(12,030)
Accrued liabilities		(8,886)
Other current liabilities		(12,343)
Non-current liabilities		(1,177)
Deferred tax liabilities		(2,974)
Redeemable non-controlling interest		(18,986)
Business acquisition total		6,471
Cash consideration, net of cash acquired		163,221
Acquisition date fair value of contingent consideration		22,537
Total purchase consideration		185,758
Acquired intangible assets		42,693
Goodwill		$ 136,594